Earnings per Share	12 Months Ended
Dec. 31, 2012
Notes To Consolidated Financial Statements [Abstract]
Earnings Per Share [Text Block]

22. Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of the year for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares.